Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

15. Segment Information

The Company’s segment reporting is consistent with the current manner of how the Chief Operating Decision Maker (“CODM”) and the Board of Directors view the business. The Company is focused on expanding its capabilities in database marketing and data analytics in order to position the Company for future business development efforts and revenue growth.

In order to position this strategic focus along the lines of how the CODM and management will base their business decisions, the Company reports two segments. Decisions regarding allocation of resources are made and will be made based not only on the individual operating results of the subsidiaries but also on the overall performance of the reportable segments. These reportable segments are the aggregation of various reporting segments.

The Company reports in two segments plus corporate. The segments are as follows:

•	The Strategic Marketing Services segment includes Crispin Porter & Bogusky and kirshenbaum bond senecal + partners among others. This segment consists of integrated marketing consulting services firms that offer a full complement of marketing consulting services including advertising and media, marketing communications including direct marketing, public relations, corporate communications, market research, corporate identity and branding, interactive marketing and sales promotion. Each of the entities within the Strategic Marketing Services Group share similar economic characteristics, specifically related to the nature of their respective services, the manner in which the services are provided and the similarity of their respective customers. Due to the similarities in these businesses, they exhibit similar long term financial performance and have been aggregated together.

•	The Performance Marketing Services segment includes our firms that provide consumer insights to satisfy the growing need for targetable, measurable solutions or cost effective means of driving return on marketing investment. These services interface directly with the consumer of a client’s product or service. Such services include the design, development, research and implementation of consumer service and direct marketing initiatives. Each of the entities within the Performance Marketing Services Group share similar economic characteristics specifically related to the nature of their respective services, the manner in which the services are provided, and the similarity of their respective customers. Due to the similarities in these businesses, the services provided to the customer and they exhibit similar long term financial performance and have been aggregated together.

The significant accounting policies of these segments are the same as those described in the summary of significant accounting policies included in the notes to the consolidated financial statements. The Company continues to evaluate its Corporate Group and the services provided by the Corporate Group to the operating segments. The Company has determined that additional amounts should be allocated to the operating segments based on additional services provided in 2009. The Company will continue to evaluate the services and amount of time spent directly on the operating segments business operations, and adjust accordingly.

	For the Year Ended December 31, 2011
	Strategic Marketing Services	Performance Marketing Services	Corporate	Total
Revenue	$608,022	$332,411	$—	$940,433
Cost of services sold	425,316	245,048	—	670,364
Office and general expenses	137,824	45,323	35,432	218,579
Depreciation and amortization	22,378	17,020	826	40,224
Operating profit (Loss)	22,504	25,020	(36,258)	11,266
Other income (Expense):
Other income, net				116
Foreign exchange loss				(1,677)
Interest expense, net				(41,716)
Loss from continuing operations before income taxes, equity in affiliates and noncontrolling interest				(32,011)
Income tax expense				41,735
Loss from continuing operations before equity in affiliates and noncontrolling interests				(73,746)
Equity in earnings of affiliates				213
Loss from continuing operations				(73,533)
Loss from discontinued operations attributable to MDC Partners Inc., net of taxes				(2,754)
Net loss				(76,287)
Net income attributable to noncontrolling interests	(6,414)	(1,973)	—	(8,387)
Net (loss) attributable to MDC Partners Inc.				$(84,674)
Stock-based compensation	$5,149	$3,695	$14,813	$23,657
Capital expenditures from continuing operations	$11,647	$4,782	$6,929	$23,358
Goodwill and intangibles	$426,034	$237,190	$—	$663,224
Total assets	$627,268	$380,825	$47,652	$1,055,745

	For the Year Ended December 31, 2010
	Strategic Marketing Services	Performance Marketing Services	Corporate	Total
Revenue	$438,941	$249,885	$—	$688,826
Cost of services sold	288,916	183,202	—	472,118
Office and general expenses	90,495	38,230	22,291	151,016
Depreciation and amortization	17,917	15,873	368	34,158
Operating profit (Loss)	41,613	12,580	(22,659)	31,534
Other income (Expense):
Other income, net				381
Foreign exchange gain				69
Interest expense, net				(33,192)
Loss from continuing operations before income taxes, equity in affiliates and noncontrolling interest				(1,208)
Income tax recovery				(165)
Loss from continuing operations before equity in affiliates and noncontrolling interests				(1,043)
Equity in earnings of affiliates				866
Loss from continuing operations				(177)
Loss from discontinued operations attributable to MDC Partners Inc., net of taxes				(4,885)
Net loss				(5,062)
Net income attributable to noncontrolling interests	(7,211)	(3,167)	—	(10,378)
Net (loss) attributable to MDC Partners Inc.				$(15,440)
Stock-based compensation	$7,282	$1,992	$7,233	$16,507
Capital expenditures from continuing operations	$6,476	$4,010	$610	$11,096
Goodwill and intangibles	$367,856	$213,765	$—	$581,621
Total assets	$552,383	$322,520	$39,445	$914,348

	For the Year Ended December 31, 2009
	Strategic Marketing Services	Performance Marketing Services	Corporate	Total
Revenue	$370,615	$165,876	$—	$536,491
Cost of services sold	220,657	127,586	—	348,243
Office and general expenses	87,633	25,584	18,091	131,308
Depreciation and amortization	25,518	8,278	428	34,224
Operating Profit (Loss)	36,807	4,428	(18,519)	22,716
Other Income (Expense):
Other expense, net				(91)
Foreign exchange loss				(1,956)
Interest expense, net				(21,646)
Loss from continuing operations before income taxes, equity in affiliates and noncontrolling interest				(977)
Income tax expense				8,536
Loss from continuing operations before equity in affiliates and noncontrolling interests				(9,513)
Equity in loss of affiliates				(8)
Loss from continuing operations				(9,521)
Loss from discontinued operations attributable to MDC Partners Inc., net of taxes				(3,237)
Net loss				(12,758)
Net income attributable to noncontrolling interests	(4,851)	(715)	—	(5,566)
Net loss attributable to MDC Partners Inc.				$(18,324)
Stock-based compensation	$8,742	$868	$5,834	$15,444
Capital expenditures from continuing operations	$3,617	$657	$239	$4,513
Goodwill and intangibles	$277,992	$58,355	$—	$336,347
Total assets	$430,959	$112,780	$60,780	$604,519

A summary of the Company’s long-lived assets, comprised of fixed assets, goodwill and intangibles, net, as at December 31, is set forth in the following table.

	United States	Canada	Other	Total
Long-lived Assets
2011	$39,555	$7,003	$1,179	$47,737
2010	$32,354	$7,606	$1,093	$41,053
Goodwill and Intangible Assets
2011	$577,388	$85,836	$—	$663,224
2010	$495,133	$86,488	$—	$581,621

A summary of the Company’s revenue as at December 31 is set forth in the following table.

	United States	Canada	Other	Total
Revenue:
2011	$755,316	$152,374	$32,743	$940,433
2010	$573,723	$97,452	$17,651	$688,826
2009	$447,326	$80,124	$9,041	$536,491